DESCRIPTION OF BUSINESS - License and Distribution Agreements (Precision Autoimmune Therapeutics Co., Ltd) (Details) - Precision Autoimmune Therapeutics Co., Ltd ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	May 31, 2022 CNY (¥) installment	May 31, 2022 USD ($) installment
Description of Business and Basis of Presentation
Upfront payment	$ 10,000,000
Number of installments for upfront payment | installment						2	2
Aggregate consideration for equity investment			¥ 56.8	$ 8,100,000		¥ 20.0	$ 3,000,000
Sublicensing revenue from a related party		$ 5,000,000
CASI China
Description of Business and Basis of Presentation
Aggregate consideration for equity investment | ¥					¥ 28.4